CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

	December 31,
	2023	2024	2024
	CNY	CNY	US$

Cash and cash equivalents
- Cash on hand	2	1	1
- Cash at bank	4,751	3,081	421
- Short-term deposits	—	—	—

Total Cash and cash equivalent	4,753	3,082	422

Schedule of cash and cash equivalents denominated in different currencies

	December 31,
	2023	2024	2024
	CNY	CNY	US$

CNY	3,673	1,469	201
US$	762	1,366	187
HK$	318	247	34

	4,753	3,082	422